Commitments and contingent liabilities - Summary of Contingent Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of contingent liabilities
Total contingent liabilities	€ 4,127	€ 3,510
Brazil
Summary of contingent liabilities
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	2,549	2,040
Inputs for PIS and COFINS taxes	36	35
Goodwill amortisation	137	137
Other tax assessments – approximately 700 cases	749	650
Total Brazil Tax	3,471	2,862
Other countries
Summary of contingent liabilities
Other contingent liabilities	€ 656	€ 648